Operating Leases (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Jan. 01, 2018 m²
Operating Leases [Abstract]
Office and warehouse square meters (in Square Meters) | m²			3,627
Lease agreement period	12 years		10 years
Over lease agreement period	10 years
Operating lease expenses (in Dollars) | $	$ 73,034	$ 77,968
Discount rate on lease	5.40%
Remaining lease term	4 years 9 months